NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

The Company has an informal agreement with the owners of Spetner, NRoll and Benefits Counselor to continually borrow from the owners as working capital needs arise. These additional funds are to be repaid as funding becomes available and are shown on the Consolidated Balance Sheet as related party notes payable. The additional funds are non-interest bearing and non-collateralized. During the year ended December 31, 2024, the owners agreed to forgive $10,077 of the related party note payable owed. As a result the Company recognized a shareholder contribution of $10,077 on the consolidated statement of shareholders’ equity. As of December 31, 2024 and 2023, the outstanding balance owed was $711 and $73,079, respectively.

On December 19, 2023, the Company signed a commercial loan (the “revolving line of credit”) with one of the Company’s banks. The revolving line of credit matured on September 19, 2024, accrued interest at a rate of 7.86% and had a principal balance of $80,000. On January 10, 2024, the Company repaid the outstanding balance of the revolving line of credit.

On August 30, 2021, the Company financed the purchase of an automobile through a loan. The loan had an original principal balance of $46,690, a maturity date of September 14, 2027, and requires fixed monthly payments of $700 that include both interest and principal. As of December 31, 2024 and 2023, the outstanding balance of the loan was $22,287 and $30,021, respectively. Principal payments for the next five years and thereafter as of December 31, 2024 were as follows:

2025	$8,540
2026	7,829
2027	6,629
2028	-
2029	-
Thereafter	-
Total principal payments	$22,998
Less: debt discounts	-
Total notes payable	$22,998